CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income		Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of period at Mar. 31, 2018		¥ 5,826,383	¥ 1,306,141	¥ 1,741,894		¥ (5,997)		¥ 635,279
Cumulative effect of change in accounting principles at Mar. 31, 2018			1,537,322	(1,535,142)	[1]			(616)
Issuance of new shares of common stock due to exercise of stock acquisition rights		438
Purchases of treasury stock						(2,857)
Balance at beginning of period, adjusted at Mar. 31, 2018			2,843,463	206,752				634,663
Performance-based stock compensation program		(1,053)
Disposal of treasury stock						965
Net income attributable to MHFG shareholders	¥ 285,270		285,270
Change during period	(19,030)			(18,837)
Other		2,994
Transactions between the MHFG Group and the noncontrolling interest shareholders								117,649
Dividends paid to noncontrolling interests								(9,291)
Dividends declared			(95,187)
Net income attributable to noncontrolling interests	(46,675)							46,675
Other								(193)
Balance at end of fiscal year at Sep. 30, 2018	9,831,837	5,828,762	3,033,546	187,915		(7,889)	¥ 9,042,334	789,503
Balance at beginning of period at Mar. 31, 2019	9,501,493	5,829,657	2,740,545	164,021		(7,704)		774,974
Cumulative effect of change in accounting principles at Mar. 31, 2019			1,052	(1,052)	[1]
Purchases of treasury stock						(1,851)
Balance at beginning of period, adjusted at Mar. 31, 2019			2,741,597	162,969				774,974
Performance-based stock compensation program		(806)
Disposal of treasury stock						2,745
Net income attributable to MHFG shareholders	212,984		212,984
Change during period	(56,583)			(56,254)
Other		(896)	(611)
Transactions between the MHFG Group and the noncontrolling interest shareholders								(79,439)
Dividends paid to noncontrolling interests								(9,618)
Dividends declared			(95,197)
Net income attributable to noncontrolling interests	(14,352)							14,352
Other								(329)
Balance at end of fiscal year at Sep. 30, 2019	¥ 9,486,573	¥ 5,827,955	¥ 2,858,773	¥ 106,715		¥ (6,810)	¥ 8,786,633	¥ 699,940

[1]	See Note 2 “Recently issued accounting pronouncements” for further details of the cumulative-effect adjustment for AOCI.